Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 696,838	$ 535,171	$ 474,544	$ 286,184
Other investments	215,797	344,780
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	696,838	535,171
Short-term and long-term deposits and restricted cash	16,769	61,136
Trade receivables and other assets	189,001	122,797
Short-term and long-term derivative instruments	0	16,730
Other investments	215,797	344,780
Maximum exposure to credit risk	$ 1,118,405	$ 1,080,614